S000025839 [Member] Investment Strategy - AMG Renaissance Large Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Renaissance Group LLC (“Renaissance” or the “Subadviser”), the subadviser to the Fund, considers the term “large-capitalization” companies to generally refer to companies that, at the time of purchase, have a minimum market capitalization of approximately $3 billion. The Fund may continue to hold securities of a portfolio company that subsequently drops below this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of large-capitalization companies at any given time.
The Fund invests primarily in common stocks of U.S. large-capitalization companies. Renaissance uses a quantitative and qualitative investment process to create and manage a diversified growth-oriented equity portfolio. Typically, Renaissance seeks to invest in high-quality growth companies that are experiencing positive changes in earnings expectations and whose securities appear to trade at reasonable valuations.